SHARE BASED COMPENSATION (Details Narrative) - USD ($)			3 Months Ended					9 Months Ended		12 Months Ended
	Mar. 29, 2019	Mar. 21, 2018	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	May 04, 2020	Jan. 02, 2020	Feb. 21, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock option awards			$ 200,000					$ 200,000		$ 600,000
Stock compensation expense			$ 60,000		$ 255,000			$ 511,000	$ 708,000	$ 891,000	$ 2,002,000
Number of options, granted								50,000		645,000	265,882
Stock option term								ten
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term								3 years
Stock option exercise price			$ 0.39					$ 0.39
Compensation cost related to outstanding stock options			$ 60,000		200,000			$ 400,000	$ 600,000
Unrecognized compensation cost related to non-vested remaining weighted average vesting period								1 year 7 months 17 days		1 year 6 months
Aggregate intrinsic value of vested and exercisable options			$ 4,000					$ 4,000
Aggregate intrinsic value of non-vested options								$ 10,000
Common stock authorized for issuance			170,000,000					170,000,000		170,000,000	170,000,000
Reverse stock split, description	1 for 15 reverse stock split
Fair value of option granted										$ 300,000	$ 500,000
Expenses recorded under employee stock purchase plan					$ 2,000	$ 2,000	$ 2,000			7,000	20,000
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost related to outstanding stock options										$ 700,000	$ 1,200,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance														170,000,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance														95,000,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, nonvested, number of shares			73,777					73,777
2018 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued under employee stock purchase plan								1,000	11,148	14,148	7,435
Common stock reserved for issuance under plan										976,517
Expenses recorded under employee stock purchase plan										$ 1,000,000	$ 2,000,000
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance under plan										4,856,116			166,667
2015 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance												6,000,000
2015 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized for issuance												877,744
2015 Plan [Member] | Stock Split [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock										240,000
2015 Plan [Member] | Stock Split [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock										43,333
TwoThousandAndEighteenEmployeeStockPurchasePlanMember
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance under plan		1,000,000
Employee stock purchase plan description		the Company’s shareholders on March 21, 2018. The 2018 ESPP allows employees to purchase common stock of the Company at a 15% discount to the market price on designated exercise dates. Employees were eligible to participate in the 2018 ESPP beginning May 1, 2018. 1,000,000 shares of the Company’s Common stock are reserved for issuance under the 2018 ESPP.
Discount price percentage		15.00%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock option awards			$ 0					$ 0		$ 64,000,000
Unrecognized compensation cost related to non-vested remaining weighted average vesting period										5 months 19 days
Fair value of equity purchases value										$ 5,000,000	$ 51,000,000
Aggregate intrinsic value of non-vested RSU										$ 2,000,000
Employee Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, common stock, shares			0		0			5,555	8,608	8,870	12,245
Stock compensation expense			$ 0		$ 40,000			$ 67,000	$ 100,000	$ 200,000	$ 800,000